FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 26, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST (the “Trust”)
Federated Hermes Adjustable Rate Fund (the “Fund”) Class A Shares Institutional Shares

1933 Act File No. 2-98491 1940 Act File No. 811-4539

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated October 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 63 on October 25, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary